Discontinued operations and assets classified as held for sale - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Discontinued operations and assets classified as held for sale
Net cash used in operating activities, discontinued operations	$ 4,986	$ 12,843
Net cash used in investing activities, discontinued operations	(12,438)	(25,021)	$ (8,881)
Net cash used in financing activities, discontinued operations	1,316	2,161	2,459
Net cash flows for the year, discontinued operations	$ (6,136)	$ (10,017)	$ (6,422)